Property and equipment, net (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 96,212	$ 84,249	$ 119,461
Impairment of long-lived assets	3,692,047
Electronic equipment [Member]
Property, Plant and Equipment [Line Items]
DIsposed equipment			28,142
Accumulated depreciation			27,298
Gross proceeds			539
Loss on disposal of equipment			$ 305
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Impairment of long-lived assets	$ 2,000,000.0